Issued share capital, share premium account and share options - Range of exercise price (Details) Options in Millions	12 Months Ended
	Mar. 31, 2019 EUR (€) Options Y	Mar. 31, 2018 EUR (€) Options	Mar. 31, 2017 EUR (€) Options	Mar. 31, 2016 EUR (€) Options
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options | Options	39.8	20.1	20.1	17.3
Weighted-average exercise price	€ 9.38	€ 7.70	€ 7.70	€ 6.97
Share based payments	€ 7,700,000	€ 6,400,000	€ 5,700,000
Exercise price range 6.25 - 10.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options | Options	17.3
Weighted-average remaining contractual life | Y	2.95
Weighted-average exercise price	€ 6.96
Exercise price range 6.25 - 10.99 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	6.25
Exercise price range 6.25 - 10.99 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 10.99
Exercise price range 11.00 - 17.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding share options | Options	22.5
Weighted-average remaining contractual life | Y	6.58
Weighted-average exercise price	€ 11.24
Exercise price range 11.00 - 17.55 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	11.00
Exercise price range 11.00 - 17.55 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	€ 17.55